Intangible Assets - Summary of Geographically Cash-Generating Units to Goodwill (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 316	€ 391
Americas [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	208	181
The Netherlands [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	0	97
United Kingdom [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	54	57
International [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	18	23
Asset management [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 35	€ 33